Consolidated Statements of Shareholders' Equity - JPY (¥) ¥ in Thousands	Common Stock [Member]	Capital Surplus [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stock, Common [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Mar. 31, 2022	¥ 100,000	¥ 620,516		¥ (33,864)	¥ (155,687)	¥ (13,635)	¥ 517,330
Balance, shares at Mar. 31, 2022	20,374,500						20,374,500,000
Balance, shares at Mar. 31, 2022					1,450,500
Net income				354,025			¥ 354,025
Sales of treasury shares			148,392		¥ 153,148		301,540
Sales of treasury shares					(1,426,842)
Other comprehensive income						3,588	¥ 3,588
Share issuance upon initial public offering, net of issuance costs, shares
Balance at Mar. 31, 2023	¥ 100,000	620,516	148,392	320,161	¥ (2,539)	(10,047)	¥ 1,176,483
Balance, shares at Mar. 31, 2023	20,374,500						20,374,500,000
Balance, shares at Mar. 31, 2023					23,658
Net income				323,605			¥ 323,605
Sales of treasury shares
Other comprehensive income						(7,273)	(7,273)
Share issuance upon initial public offering, net of issuance costs	¥ 135,001	135,001					¥ 270,002
Share issuance upon initial public offering, net of issuance costs, shares	1,277,610						1,277,610,000
Balance at Mar. 31, 2024	¥ 235,001	755,517	148,392	643,766	¥ (2,539)	(17,320)	¥ 1,762,817
Balance, shares at Mar. 31, 2024	21,652,110						21,652,110,000
Balance, shares at Mar. 31, 2024					23,658
Net income				753,621			¥ 753,621
Sales of treasury shares
Other comprehensive income						7,656	7,656
Share issuance upon initial public offering, net of issuance costs	¥ 689,816	689,816	(386,507)				¥ 993,125
Share issuance upon initial public offering, net of issuance costs, shares	2,000,000						2,000,000,000
Balance at Mar. 31, 2025	¥ 924,817	¥ 1,445,333	¥ (238,115)	¥ 1,397,387	¥ (2,539)	¥ (9,664)	¥ 3,517,219
Balance, shares at Mar. 31, 2025	23,652,110						23,652,110,000
Balance, shares at Mar. 31, 2025					23,658